Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Summary of Long-Term Debt

	Year Ended December 31,
	2019 $	2018 $
Revolving credit facilities due through 2022	341,132	417,997
Term loans due through 2021	221,729	323,995
Total principal	562,861	741,992
Less: unamortized discount and debt issuance costs	(3,182)	(6,586)
Total debt	559,679	735,406
Less: current portion	(43,573)	(106,236)
Non-current portion of long-term debt	516,106	629,170